UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 29

Date of reporting period: August 31, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2020

WESTERN ASSET

SMASh SERIES M FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series M Fund for the six-month reporting period ended August 31, 2020.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadviser(s) continue to provide uninterrupted services with respect to the Fund pursuant to either new management and subadvisory agreements that were approved by Fund shareholders or interim management and subadvisory agreements that were approved by the Fund’s board for use while the Fund continues to seek shareholder approval of the new agreements.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of August 31, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

II	Western Asset SMASh Series M Fund

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2020

Western Asset SMASh Series M Fund	III

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2020 and February 29, 2020 and does not include derivatives, such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset SMASh Series M Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2020 and held for the six months ended August 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
7.92%	$1,000.00	$1,079.20	0.00%	$0.00	5.00%	$1,000.00	$1,025.21	0.00%	$0.00

[1]	For the six months ended August 31, 2020.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

2	Western Asset SMASh Series M Fund 2020 Semi-Annual Report

Schedule of investments (unaudited)

August 31, 2020

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 37.2%
FHLMC — 3.6%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32- 9/1/50	$12,263,602	$13,103,132	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	26,133	30,914
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/36	26,133	30,914
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42- 3/1/50	2,378,622	2,539,877
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	12/1/47- 3/1/50	2,748,775	2,942,626
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	4/1/48- 3/1/50	11,710,079	12,761,627
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/48- 3/1/50	5,720,868	6,270,222
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/49	3,201,222	3,460,766	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	7/1/49- 1/1/50	24,005,742	25,505,833
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.286%)	2.503%	3/1/47	3,009,243	3,115,763	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	22,051	25,670
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38- 4/1/47	14,237,383	15,051,235
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	3/1/39	24,152	28,335
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	9/1/39	75,110	86,254
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	150,528	177,692
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/43	543,595	589,258
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	4/1/43- 7/1/43	1,345,025	1,476,381
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/47- 4/1/49	4,873,722	5,323,714
Total FHLMC				92,702,018

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2020 Semi-Annual Report	3

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — 23.4%
Federal National Mortgage Association (FNMA)	2.500%	6/1/28	$673,613	$707,191	(a)
Federal National Mortgage Association (FNMA)	2.400%	10/1/31	3,511,000	3,844,902
Federal National Mortgage Association (FNMA)	2.560%	11/1/31	4,672,000	5,207,086
Federal National Mortgage Association (FNMA)	4.500%	11/1/31- 9/1/57	146,625,935	160,974,890
Federal National Mortgage Association (FNMA)	6.000%	4/1/33- 12/1/47	181,259	206,295
Federal National Mortgage Association (FNMA)	5.000%	7/1/33- 3/1/50	24,250,867	26,706,938
Federal National Mortgage Association (FNMA)	1.500%	9/1/35	4,500,000	4,606,436	(c)
Federal National Mortgage Association (FNMA)	2.000%	9/1/35- 9/1/50	242,200,000	250,681,938	(c)
Federal National Mortgage Association (FNMA)	5.500%	11/1/36- 8/1/37	25,566	29,752
Federal National Mortgage Association (FNMA)	3.000%	12/1/36- 8/1/50	1,985,634	2,108,911	(a)
Federal National Mortgage Association (FNMA)	6.500%	11/1/37- 5/1/40	404,781	469,608
Federal National Mortgage Association (FNMA)	3.000%	12/1/37- 6/1/50	63,455,611	67,842,210
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	31,043	35,911
Federal National Mortgage Association (FNMA)	4.000%	10/1/42- 6/1/57	27,920,281	30,272,504
Federal National Mortgage Association (FNMA)	3.500%	12/1/45- 2/1/50	33,245,912	35,508,017
Federal National Mortgage Association (FNMA)	4.000%	4/1/47- 5/1/49	9,492,593	10,275,930	(a)
Federal National Mortgage Association (FNMA)	3.500%	9/1/50	1,200,000	1,265,953	(c)
Federal National Mortgage Association (FNMA)	4.500%	9/1/50	10,900,000	11,774,129	(c)
Total FNMA				612,518,601
GNMA — 10.2%
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	64,294,646	67,808,966

See Notes to Financial Statements.

4	Western Asset SMASh Series M Fund 2020 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	$8,776,736	$9,331,820
Government National Mortgage Association (GNMA)	4.000%	3/15/50	198,578	210,221
Government National Mortgage Association (GNMA) II	6.000%	8/20/37- 12/20/41	1,047,810	1,206,135
Government National Mortgage Association (GNMA) II	4.500%	1/20/40- 3/20/50	40,001,480	43,318,087
Government National Mortgage Association (GNMA) II	5.000%	7/20/40- 4/20/50	35,288,518	38,326,502
Government National Mortgage Association (GNMA) II	3.500%	6/20/44- 2/20/50	17,735,398	18,823,172
Government National Mortgage Association (GNMA) II	4.000%	9/20/45- 4/20/50	49,055,838	52,921,172
Government National Mortgage Association (GNMA) II	3.000%	9/20/47- 1/20/50	1,293,308	1,363,741
Government National Mortgage Association (GNMA) II	2.000%	9/1/50	15,200,000	15,749,813	(c)
Government National Mortgage Association (GNMA) II	2.500%	9/1/50	17,000,000	17,913,750	(c)
Total GNMA				266,973,379
Total Mortgage-Backed Securities (Cost — $953,345,251)				972,193,998
U.S. Treasury Inflation Protected Securities — 18.2%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	25,560,204	39,093,608
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	15,209,424	23,521,545
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	29,533,938	41,883,439	(d)(e)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	26,066,474	33,150,197	(d)
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	43,977,364	59,379,321
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	13,296,102	17,729,790
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	33,223,448	46,373,908
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	148,038,805	208,701,808
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	6,185,542	6,781,303
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	108,495	120,788
Total U.S. Treasury Inflation Protected Securities (Cost — $378,888,892)				476,735,707
Collateralized Mortgage Obligations (f) —16.5%
Alternative Loan Trust, 2005-24 1A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.310%)	2.481%	7/20/35	416,269	349,877	(b)
Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	351,764	294,477

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2020 Semi-Annual Report	5

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) —continued
American Home Mortgage Investment Trust, 2005-1 1A3 (1 mo. USD LIBOR + 0.620%)	0.792%	6/25/45	$3,059,695	$2,980,589	(b)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	1.412%	7/15/35	11,150,000	10,707,240	(b)(g)
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2003-4A A1 (1 mo. USD LIBOR + 0.680%)	0.855%	10/25/34	2,724,646	2,631,519	(b)(g)
CHL Mortgage Pass-Through Trust, 2005-9 1A1 (1 mo. USD LIBOR + 0.600%)	0.775%	5/25/35	36,920	30,984	(b)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	180,000	193,891
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	160,000	160,375	(b)
Commercial Mortgage Trust, 2013-CR12 C	5.240%	10/10/46	80,000	77,991	(b)
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,753,241	(b)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	3,290,000	3,312,506	(g)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	23,725,517	24,562,179	(b)(g)
CSMC Trust, 2017-RPL3 B2	4.750%	8/1/57	19,475,888	20,176,650	(b)(g)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	10,000,000	9,645,894	(g)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K091 X1, IO	0.704%	3/25/29	6,580,945	288,418	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.092%	5/25/29	5,987,474	430,316	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KW01 X1, IO	1.172%	1/25/26	5,564,421	234,367	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K064 X1, IO	0.742%	3/25/27	51,692,677	1,838,683	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K720 X1, IO	0.637%	8/25/22	77,805,607	518,909	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K723 X1, IO	1.072%	8/25/23	120,308,480	2,598,639	(b)

See Notes to Financial Statements

6	Western Asset SMASh Series M Fund 2020 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Variable Rate Certificate, M060 A	1.573%	12/15/30	$1,249,789	$1,257,248
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	24,717	29,568
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.788%	10/15/41	365,567	65,033	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	605,329	32,146
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	1,946,021	2,026,633
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	3.162%	2/15/38	1,697,194	99,835	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN1 M2 (1 mo. USD LIBOR + 2.200%)	2.375%	2/25/24	2,110,956	2,115,954	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ2 M2 (1 mo. USD LIBOR + 2.200%)	2.375%	9/25/24	2,460,126	2,464,622	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M3F (1 mo. USD LIBOR + 3.700%)	3.875%	4/25/28	6,789,485	6,878,707	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-HQA3 M2 (1 mo. USD LIBOR + 1.350%)	1.525%	3/25/29	2,086,687	2,088,383	(b)
Federal National Mortgage Association (FNMA) — CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%	1.425%	7/25/29	26,871,105	26,446,466	(b)(g)
Federal National Mortgage Association (FNMA) — CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	5.425%	10/25/23	17,716,899	16,840,979	(b)
Federal National Mortgage Association
(FNMA) — CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	4.575%	1/25/24	26,905,506	24,683,601	(b)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,000,000	3,619,969

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2020 Semi-Annual Report	7

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Federal National Mortgage Association (FNMA) ACES,2019-M19 A2	2.560%	9/25/29	$1,499,601	$1,663,718
Federal National Mortgage Association (FNMA) ACES,2019-M27 A2	2.700%	11/25/40	6,600,000	7,571,587
Federal National Mortgage Association (FNMA) ACES,2019-M28 AV	2.232%	2/25/27	2,358,652	2,535,369
Federal National Mortgage Association (FNMA) ACES,2020-M36 X1, IO	1.564%	9/25/34	3,098,646	345,330	(b)
Federal National Mortgage Association (FNMA) REMIC, 2010-150 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.530%)	6.355%	1/25/41	154,098	40,175	(b)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	355,978	420,321
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	5,285	5,811
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	19,570	18,694
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.425%	7/25/42	76,006	17,029	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	531,881	29,732
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	255,800	8,821
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.975%	12/25/42	588,105	126,125	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	108,854	125,949
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	351,961	42,435
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	987,731	120,610
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IB, IO	3.500%	7/25/28	1,268,470	94,395
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	3.065%	8/25/44	1,313,239	88,191	(b)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	903,002	905,642
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	53,423	8,404

See Notes to Financial Statements.

8	Western Asset SMASh Series M Fund 2020 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	$17,089	$3,154
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	11,198	1,876
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	6,164	826	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	6,292	896	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	9,771	1,297
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	14,070	2,666
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	164,395	9,195
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	121,781	10,912
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	18,464,179	18,791,473	(b)(g)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	20,075,748	54,937	(g)
FRESB Mortgage Trust, 2015-SB7 A10 (2.950% to 11/25/25 then 1 mo. USD LIBOR + 0.700%)	2.950%	9/25/35	4,911,187	5,116,201	(b)
GMACM Mortgage Loan Trust, 2006- AR1 1A1	3.688%	4/19/36	521,917	452,737	(b)
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1(-1.000x1mo. USDLIBOR + 6.500%)	6.342%	3/20/39	1,462	13	(b)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC(-1.000x1mo. USDLIBOR + 6.650%)	6.492%	1/20/40	24,448	2,119	(b)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	87,608	5,730
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	0.614%	11/20/60	721,665	721,792	(b)
Government National Mortgage Association (GNMA), 2011-H11 FB (1 mo. USD LIBOR + 0.500%)	0.664%	4/20/61	1,043,888	1,045,269	(b)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2020 Semi-Annual Report	9

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.438%	4/16/42	$2,467,910	$625,447	(b)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.509%	1/16/55	84,547,449	1,292,012	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.505%	5/16/55	31,879,035	879,594	(b)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	912,367	126,083
Government National Mortgage Association (GNMA), 2015-36 MI, IO	5.500%	3/20/45	1,078,399	224,868
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	345,506	54,922
Government National Mortgage Association (GNMA), 2018-H7 FD (1 mo. USD LIBOR + 0.300%)	0.464%	5/20/68	1,740,072	1,733,563	(b)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	10,266,844	10,717,032
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	1,260,561	1,334,981
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	2,261,575	385,230
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	786,880	138,198
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.308%	5/20/70	2,603,819	2,727,663	(b)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.408%	4/20/70	3,949,643	4,067,142	(b)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.658%	7/20/70	500,264	500,790	(b)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.605%	7/20/70	200,000	199,687	(b)(h)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	0.558%	8/20/70	5,200,000	5,209,750	(b)(h)

See Notes to Financial Statements.

10	Western Asset SMASh Series M Fund 2020 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
GreenPoint Mortgage Funding Trust, 2005-HY1 1A1B (1 mo. USD LIBOR + 0.360%)	0.535%	7/25/35	$8,233,847	$8,229,643	(b)
GS Mortgage Securities Corp. Trust, 2013-GC16 B	5.161%	11/10/46	500,000	527,368	(b)
GS Mortgage Securities Corp. Trust, 2018-RPL1 A1A	3.750%	10/25/57	26,219,400	27,789,176	(g)
GS Mortgage Securities Corp. Trust, 2019-SOHO A (1 mo. USD LIBOR + 0.900%)	1.062%	6/15/36	13,100,000	12,984,246	(b)(g)
HomeBanc Mortgage Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.740%)	0.915%	12/25/34	2,560,970	2,588,798	(b)
IMPAC CMB Trust, 2004-7 1A1 (1 mo. USD LIBOR + 0.740%)	0.915%	11/25/34	5,716,929	5,639,463	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20, C	4.752%	7/15/47	700,000	684,246	(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	562,884	460,690
JPMorgan Mortgage Trust, 2015-5 A9	2.652%	5/25/45	1,393,652	1,429,781	(b)(g)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	10,916,572	11,222,267	(b)(g)
JPMorgan Resecuritization Trust, 2014-6 1A2 (1 mo. USD LIBOR + 0.210%)	0.382%	7/27/36	7,141,876	5,631,878	(b)(g)
La Hipotecaria Panamanian Mortgage Trust, 2007-1GA A (Panamanian Mortgage Reference Rate - 1.250%)	4.500%	12/23/36	101,949	102,672	(b)(g)
MASTR Adjustable Rate Mortgages Trust, 2005-7 3A1	3.105%	9/25/35	64,684	45,918	(b)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	3.764%	3/25/36	475,386	368,735	(b)
Mortgage Repurchase Agreement Financing Trust, 2020-2 A2 (1 mo. USD LIBOR + 1.750%)	1.905%	5/29/22	17,590,000	17,634,689	(b)(g)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	5,287,511	5,648,054	(b)(g)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	6,723,424	7,263,947	(b)(g)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	24,334,264	26,564,577	(b)(g)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	29,567,922	32,010,623	(b)(g)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2020 Semi-Annual Report	11

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
RALI Trust, 2006-QO7 3A2 (1 mo. USD LIBOR + 0.205%)	0.380%	9/25/46	$513,828	$471,359	(b)
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	29,866	24,116
Regal Trust IV (11th District Cost of Funds + 1.500%)	2.240%	9/29/31	196	191	(b)(g)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	893,174	921,870
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%, 1.939% floor)	1.939%	6/15/33	8,411,341	8,287,658	(b)(g)
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	0.661%	1/21/70	4,480,000	4,469,817	(b)(g)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	3.258%	3/25/34	149,681	143,717	(b)
Structured Asset Mortgage Investments II Trust, 2005-AR7 4A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 2.150%)	3.321%	3/25/46	257,664	262,058	(b)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	2.989%	3/25/33	142,958	145,922	(b)
VNDO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	100,000	103,254	(g)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1B2 (1 mo. USD LIBOR + 0.980%)	1.155%	11/25/34	6,873,781	6,728,163	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR9 A1A (1 mo. USD LIBOR + 0.640%)	0.815%	7/25/45	66,080	64,026	(b)
WFRBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.473%	6/15/45	399,935	6,196	(b)(g)
WFRBS Commercial Mortgage Trust, 2014-C24 B	4.204%	11/15/47	1,670,000	1,589,355	(b)
Total Collateralized Mortgage Obligations (Cost — $432,420,135)				432,086,755
U.S. Government & Agency Obligations — 16.5%
U.S. Government Obligations — 16.5%
U.S. Treasury Bonds	2.500%	2/15/45	25,450,000	31,249,816
U.S. Treasury Bonds	2.250%	8/15/49	25,060,000	29,826,294
U.S. Treasury Bonds	1.250%	5/15/50	92,780,000	88,155,497
U.S. Treasury Bonds	1.375%	8/15/50	54,200,000	53,192,219
U.S. Treasury Notes	0.375%	4/30/25	170,000	171,016
U.S. Treasury Notes	0.250%	6/30/25	160,000	159,987
U.S. Treasury Notes	0.375%	7/31/27	92,410,000	91,789,120

See Notes to Financial Statements.

12	Western Asset SMASh Series M Fund 2020 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	0.500%	8/31/27	$55,570,000	$55,652,356
U.S. Treasury Notes	0.625%	5/15/30	52,730,000	52,445,753
U.S. Treasury Notes	0.625%	8/15/30	28,530,000	28,340,543
Total U.S. Government & Agency Obligations (Cost — $431,786,327)				430,982,601
Asset-Backed Securities — 7.3%	4.194%	6/7/49	5,000,000	4,351,088	(g)
Applebee’s Funding LLC, 2019-1A A2I
Bayview Financial Asset Trust, 2007- SR1A M2	2.561%	3/25/37	462,586	437,590	(b)(g)
Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A A	4.213%	12/16/41	18,826,771	16,223,486	(g)
Countrywide Asset-Backed Certificates Trust, 2004-5 2A (1 mo. USD LIBOR + 0.500%)	0.675%	10/25/34	2,504,745	2,430,987	(b)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	0.505%	7/25/36	33,433	32,039	(b)(g)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	21,254,823	21,955,764	(b)(g)
CSMC Trust, 2017-RPL1 M1	3.065%	7/25/57	20,370,000	19,678,276	(b)(g)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	4,175,677	4,183,830	(g)
MASTR Asset-Backed Securities Trust, 2007-NCW A1 (1 mo. USD LIBOR + 0.300%)	0.475%	5/25/37	5,716,765	5,242,324	(b)(g)
Merrill Lynch Mortgage Investors Trust, 2006-FF1 M5 (1 mo. USD LIBOR + 0.390%)	0.565%	8/25/36	20,305,000	20,147,007	(b)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1 (1 mo. USD LIBOR + 0.090%)	0.265%	12/25/36	28,956	16,832	(b)
Navient Private Education Refi Loan Trust, 2019-FA A2	2.600%	8/15/68	26,620,000	27,520,086	(g)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	0.775%	4/25/40	3,232,314	3,159,500	(b)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	1.475%	3/25/66	3,310,000	3,296,792	(b)(g)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	1.620%	11/15/32	550,000	549,125	(b)(g)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.378%	4/15/37	513,622	452,565	(b)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	0.445%	5/25/36	140,066	138,703	(b)(g)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2020 Semi-Annual Report	13

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
RAAC Trust, 2006-SP1 M1 (1 mo. USD LIBOR + 0.400%)	0.575%	9/25/45	$1,452,181	$1,426,576	(b)
RAMP Trust, 2006-RZ4 A3 (1 mo. USD LIBOR + 0.270%)	0.445%	10/25/36	706,175	698,254	(b)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	1.055%	8/25/33	704,658	663,742	(b)
Renaissance Home Equity Loan Trust, 2007-3 AV2 (1 mo. USD LIBOR + 1.000%)	1.175%	9/25/37	230,495	198,520	(b)
Renaissance Home Equity Loan Trust, 2007-3 AV3 (1 mo. USD LIBOR + 1.800%)	1.975%	9/25/37	1,009,159	889,468	(b)
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	1.675%	10/25/32	2,600	2,519	(b)(g)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	0.395%	3/25/44	8,577,972	8,014,620	(b)
Small Business Administration, 2017-10A 1	2.845%	3/10/27	2,234,278	2,387,308
SMB Private Education Loan Trust, 2020-A A2A	2.230%	9/15/37	20,000,000	20,737,634	(g)
Structured Asset Securities Corp., 2004-SC1 A	8.118%	12/25/29	11,473	11,422	(b)(g)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2001-SB1 A2	3.375%	8/25/31	209,632	201,961
Towd Point Mortgage Trust, 2016-3 A1	2.250%	4/25/56	5,042,986	5,126,616	(b)(g)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	1.175%	5/25/58	18,184,471	18,217,283	(b)(g)
UCFC Manufactured Housing Contract, 1998-2 A4	6.587%	10/15/29	3,288,646	3,468,858
Total Asset-Backed Securities (Cost — $191,756,963)				191,860,775
Sovereign Bonds — 2.3%
Kuwait — 0.4%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	8,660,000	9818,275	(g)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2020 Semi-Annual Report	14

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Mexico — 0.5%
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	$6,810,000	$7,521,951
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	3,430,000	4,187,327
Total Mexico				11,709,278
Qatar — 0.8%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	18,110,000	19,519,266	(i)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,580,000	1,747,695	(i)
Total Qatar				21,266,961
Saudi Arabia — 0.1%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	3,600,000	3,760,398	(g)
United Arab Emirates — 0.5%
Abu Dhabi Government International Bond, Senior Notes	1.700%	3/2/31	14,000,000	13,936,342	(a)(g)
Total Sovereign Bonds (Cost — $56,137,463)				60,491,254
Corporate Bonds & Notes — 1.9%
Communication Services — 0.0%††
Wireless Telecommunication Services — 0.0%††
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,240,000	1,349,436	(g)
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	1,610,000	1,780,217
Financials — 0.5%
Banks — 0.5%
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	9/16/20	200,000	192,430	(b)(j)
Bank of Montreal, Senior Secured Notes	1.750%	6/15/21	12,200,000	12,339,511	(g)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/1/20	1,670,000	1,681,306	(b)(j)
Total Banks				14,213,247

See Notes to Financial Statements.

15	Western Asset SMASh Series M Fund 2020 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Insurance — 0.0%††
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/21	$8,944	$12,275	(g)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.000%	2/12/23	33,122	33,081	(b)(g)
Total Insurance				45,356
Total Financials				14,258,603
Industrials — 1.2%
Airlines — 0.3%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	1,360,000	1,363,377
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	4,655,000	4,629,477
Total Airlines				5,992,854
Transportation Infrastructure — 0.9%
DP World PLC, Senior Notes	5.625%	9/25/48	20,510,000	24,304,350	(g)
Total Industrials				30,297,204
Materials — 0.1%
Chemicals — 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	1,980,000	2,099,095	(g)
Total Corporate Bonds & Notes (Cost — $44,697,966)				49,784,555

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
U.S. Treasury 10-Year Notes Futures, Put @ $140.00	9/25/20	164	164,000	146,063
U.S. Treasury Long-Term Bonds Futures, Call @ $174.50	9/25/20	21	21,000	48,891
U.S. Treasury Long-Term Bonds Futures, Call @ $175.00	9/25/20	21	21,000	42,328
U.S. Treasury Long-Term Bonds Futures, Call @ $175.50	9/25/20	82	82,000	140,937
U.S. Treasury Long-Term Bonds Futures, Call @ $177.00	9/25/20	41	41,000	41,000
U.S. Treasury Long-Term Bonds Futures, Call @ $178.00	9/25/20	492	492,000	322,875
Total Exchange-Traded Purchased Options (Cost — $1,070,889)				742,094

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2020 Semi-Annual Report	16

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series M Fund

Security	Counterparty	Expiration Date	Contracts	Notional Amount	Value
OTC Purchased Options — 0.0%††
Credit default swaption to buy protection on Markit CDX.NA.IG.34 Index, Put @ 250.00bps (Cost — $35,000)	Bank of America N.A.	9/16/20	200,000,000	$200,000,000	$129
Total Purchased Options (Cost — $1,105,889)					742,223
Total Investments before Short-Term Investments (Cost — $2,490,138,886)					2,614,877,868

		Rate	Maturity Date	Face Amount
Short-Term Investments — 8.5%
U.S. Government Agencies — 2.3%
Federal Home Loan Bank (FHLB), Discount Notes		0.058%	9/23/20	50,000,000	49,998,160	(k)
Federal Home Loan Bank (FHLB), Discount Notes		0.080%	10/23/20	9,000,000	8,998,960	(k)
Total U.S. Government Agencies (Cost — $58,994,030)					58,997,127

				Shares
Overnight Deposits — 6.2%
BNY Mellon Cash Reserve Fund (Cost — $163,323,334)		0.010%		163,323,334	163,323,334
Total Short-Term Investments (Cost — $222,317,364)					222,320,461
Total Investments — 108.4% (Cost — $2,712,456,250)					2,837,198,329
Liabilities in Excess of Other Assets — (8.4)%					(219,620,644)
Total Net Assets — 100.0%					$2,617,577,685

See Notes to Financial Statements.

17	Western Asset SMASh Series M Fund 2020 Semi-Annual Report

Western Asset SMASh Series M Fund

††	Represents less than 0.1%

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2020, the Fund held TBA securities with a total cost of $302,520,121.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(e)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)	Security has no maturity date. The date shown represents the next call date.

(k)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

bps	— basis point spread (100 basis points = 1.00%)

CAS	— Connecticut Avenue Securities

CMT	— Constant Maturity Treasury

IO	— Interest Only

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 10-Year Notes Futures, Call	9/25/20	$139.50	663	$663,000	$(196,828)
U.S. Treasury 10-Year Notes Futures, Call	9/25/20	140.00	1,746	1,746,000	(245,531)
U.S. Treasury 10-Year Notes Futures, Call	9/25/20	140.50	633	633,000	(39,563)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2020 Semi-Annual Report	18

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series M Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 10-Year Notes Futures, Call	10/23/20	$139.50	184	$184,000	$(94,875)
U.S. Treasury 10-Year Notes Futures, Call	10/23/20	140.00	655	655,000	(204,688)
U.S. Treasury 10-Year Notes Futures, Put	9/25/20	139.00	612	612,000	(200,812)
U.S. Treasury 10-Year Notes Futures, Put	9/25/20	139.50	245	245,000	(133,984)
U.S. Treasury 10-Year Notes Futures, Put	10/23/20	138.50	245	245,000	(95,703)
U.S. Treasury 10-Year Notes Futures, Put	10/23/20	139.00	184	184,000	(100,625)
U.S. Treasury Long-Term Bonds Futures, Call	9/25/20	179.00	41	41,000	(17,297)
U.S. Treasury Long-Term Bonds Futures, Call	9/25/20	180.00	430	430,000	(107,500)
U.S. Treasury Long-Term Bonds Futures, Call	9/25/20	183.00	41	41,000	(3,203)
U.S. Treasury Long-Term Bonds Futures, Call	9/25/20	184.00	328	328,000	(20,500)
U.S. Treasury Long-Term Bonds Futures, Call	10/23/20	180.00	81	81,000	(65,813)
U.S. Treasury Long-Term Bonds Futures, Put	9/25/20	175.00	511	511,000	(662,703)
U.S. Treasury Long-Term Bonds Futures, Put	9/25/20	177.00	123	123,000	(280,594)
U.S. Treasury Long-Term Bonds Futures, Put	9/25/20	179.00	1,425	1,425,000	(5,276,953)
U.S. Treasury Long-Term Bonds Futures, Put	10/23/20	173.00	247	247,000	(312,609)
U.S. Treasury Long-Term Bonds Futures, Put	10/23/20	175.00	82	82,000	(166,563)
Total Exchange-Traded Written Options (Premiums received — $7,014,555)					$(8,226,344)

At August 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	2,685	12/20	$593,113,046	$593,238,163	$125,117
U.S. Treasury 5-Year Notes	23,850	12/20	3,002,117,013	3,005,845,312	3,728,299
U.S. Treasury 10-Year Notes	1,336	12/20	185,645,845	186,038,000	392,155
U.S. Treasury Long-Term Bonds	583	12/20	102,765,446	102,444,031	(321,415)
U.S. Treasury Ultra Long-Term Bonds	376	12/20	83,538,747	83,060,750	(477,997)
					3,446,159

See Notes to Financial Statements.

19	Western Asset SMASh Series M Fund 2020 Semi-Annual Report

Western Asset SMASh Series M Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
90-Day Eurodollar	4,346	3/21	$1,082,749,598	$1,084,327,000	$(1,577,402)
90-Day Eurodollar	7,261	6/21	1,787,022,152	1,811,801,025	(24,778,873)
90-Day Eurodollar	7,605	12/21	1,885,092,692	1,897,067,250	(11,974,558)
					(38,330,833)
Net unrealized depreciation on open futures contracts					$(34,884,674)

At August 31, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$567,771,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(2,461)	$(304,029)
	440,105,000	11/30/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.100% annually	264,619	125,514
	145,220,000	5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	(289,895)	476,418
	389,440,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	50,000	(29,161)
	429,328,000	11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	(987,199)	27,941,933
	44,444,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	753,967	1,271,675
	25,679,000	7/13/50	0.885% semi-annually	3-Month LIBOR quarterly	(3,210)	1,373,076
Total	$2,041,987,000				$(214,179)	$30,855,426

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.34 Index	$201,223,000	6/20/25	1.000% quarterly	$3,318,368	$(1,291,336)	$4,609,704

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2020 Semi-Annual Report	20

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series M Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement beenclosed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

See Notes to Financial Statements.

21	Western Asset SMASh Series M Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2020

Assets:
Investments, at value (Cost — $2,712,456,250)	$2,837,198,329
Receivable for securities sold	168,717,609
Deposits with brokers for centrally cleared swap contracts	36,308,790
Deposits with brokers for open futures contracts and exchange-traded options	13,578,790
Receivable for Fund shares sold	6,562,161
Interest receivable	5,566,875
Receivable from broker — net variation margin on open futures contracts	2,656,139
Deposits with brokers for TBA securities	310,000
Receivable for premiums on written options	91,187
Receivable from investment manager	54,952
Prepaid expenses	88,591
Total Assets	3,071,133,423

Liabilities:
Payable for securities purchased	429,983,965
Payable to broker — net variation margin on centrally cleared swap contracts	13,361,158
Written options, at value (premiums received — $7,014,555)	8,226,344
Payable for Fund shares repurchased	1,728,765
Payable for written options closed	131,524
Trustees’ fees payable	15,390
Accrued expenses	108,592
Total Liabilities	453,555,738
Total Net Assets	$2,617,577,685

Net Assets:
Par value (Note 5)	$2,314
Paid-in capital in excess of par value	2,514,674,510
Total distributable earnings (loss)	102,900,861
Total Net Assets	$2,617,577,685

Shares Outstanding	231,385,725

Net Asset Value	$11.31

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2020 Semi-Annual Report	22

Statement of operations (unaudited)

For the Six Months Ended August 31, 2020

Investment Income:
Interest	$23,468,347

Expenses:
Registration fees	62,267
Fund accounting fees	51,078
Legal fees	38,662
Custody fees	32,259
Trustees’ fees	30,995
Audit and tax fees	24,486
Commitment fees (Note 6)	21,910
Insurance	16,280
Commodity pool reports	13,482
Transfer agent fees	12,699
Shareholder reports	11,957
Miscellaneous expenses	14,590
Total Expenses	330,665
Less: Fee waivers and/or expense reimbursements (Note 2)	(330,665)
Net Expenses	—
Net Investment Income	23,468,347

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	59,319,803
Futures contracts	191,930,563
Written options	73,584,394
Swap contracts	(223,038,875)
Net Realized Gain	101,795,885
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(9,587,985)
Futures contracts	(107,799,964)
Written options	20,815,246
Swap contracts	144,544,026
Change in Net Unrealized Appreciation (Depreciation)	47,971,323
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	149,767,208
Increase in Net Assets From Operations	$173,235,555

See Notes to Financial Statements.

23	Western Asset SMASh Series M Fund 2020 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2020 (unaudited) and the Year Ended February 29, 2020	August 31	February 29

Operations:
Net investment income	$23,468,347	$76,278,307
Net realized gain	101,795,885	98,928,890
Change in net unrealized appreciation (depreciation)	47,971,323	72,762,915
Increase in Net Assets From Operations	173,235,555	247,970,112

Distributions to Shareholders From (Note 1):
Total distributable earnings	(128,516,016)	(203,147,470)
Decrease in Net Assets From Distributions to Shareholders	(128,516,016)	(203,147,470)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	541,466,053	1,241,505,895
Cost of shares repurchased	(1,268,462,735)	(422,399,490)
Increase (Decrease) in Net Assets From Fund Share Transactions	(726,996,682)	819,106,405
Increase (Decrease) in Net Assets	(682,277,143)	863,929,047

Net Assets:
Beginning of period	3,299,854,828	2,435,925,781
End of period	$2,617,577,685	$3,299,854,828

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2020 Semi-Annual Report	24

Financial highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2020[1,2]	2020[1,3]	2019[1]	2018[1]	2017[1,4]	2016[1,5]	2015[1,5]

Net asset value, beginning of period	$11.04	$10.85	$10.58	$10.76	$10.98	$10.87	$10.85

Income (loss) from operations:
Net investment income	0.10	0.30	0.29	0.27	0.10	0.27	0.24
Net realized and unrealized gain (loss)	0.75	0.67	0.32	(0.10)	0.06	0.32	0.18
Total income from operations	0.85	0.97	0.61	0.17	0.16	0.59	0.42

Less distributions from:
Net investment income	(0.11)	(0.33)	(0.27)	(0.27)	(0.09)	(0.28)	(0.26)
Net realized gains	(0.47)	(0.45)	(0.07)	(0.08)	(0.29)	(0.20)	(0.14)
Total distributions	(0.58)	(0.78)	(0.34)	(0.35)	(0.38)	(0.48)	(0.40)

Net asset value, end of period	$11.31	$11.04	$10.85	$10.58	$10.76	$10.98	$10.87
Total return[6]	7.92%	9.14%	6.04%	1.59%	1.53%	5.62%	3.82%

Net assets, end of period (millions)	$2,618	$3,300	$2,436	$2,285	$1,513	$1,388	$833

Ratios to average net assets:
Gross expenses[7]	0.02%[8]	0.02%	0.03%	0.03%	0.03%[8]	0.04%	0.04%
Net expenses[9,10]	0.00 [8]	0.00	0.00	0.00	0.00 [8]	0.00	0.00
Net investment income	1.75 [8]	2.71	2.73	2.53	2.76 [8]	2.52	2.25

Portfolio turnover rate[11]	140%	303%	268%	165%	48%	264%	195%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2020 (unaudited).

[3]	For the year ended February 29.

[4]	For the period November 1, 2016 through February 28, 2017.

[5]	For the year ended October 31.

[6]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[8]	Annualized.

[9]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 189%, 486%, 626%, 497%, 97%, 379% and 442% for the six months ended August 31, 2020, for the years ended February 29, 2020, February 28, 2019 and 2018, for the period ended February 28, 2017, and for the years ended October 31, 2016 and 2015, respectively.

See Notes to Financial Statements.

25	Western Asset SMASh Series M Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a

Western Asset SMASh Series M Fund 2020 Semi-Annual Report	26

Notes to financial statements (unaudited) (cont’d)

security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

27	Western Asset SMASh Series M Fund 2020 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$972,193,998	—	$972,193,998
U.S. Treasury Inflation Protected Securities	—	476,735,707	—	476,735,707
Collateralized Mortgage Obligations	—	432,086,755	—	432,086,755
U.S. Government & Agency Obligations	—	430,982,601	—	430,982,601
Asset-Backed Securities	—	191,860,775	—	191,860,775
Sovereign Bonds	—	60,491,254	—	60,491,254
Corporate Bonds & Notes	—	49,784,555	—	49,784,555
Purchased Options:
Exchange-Traded Purchased Options	$742,094	—	—	742,094
OTC Purchased Options	—	129	—	129
Total Long-Term Investments	742,094	2,614,135,774	—	2,614,877,868
Short-Term Investments†:
U.S. Government Agencies	—	58,997,127	—	58,997,127
Overnight Deposits	—	163,323,334	—	163,323,334
Total Short-Term Investments	—	222,320,461	—	222,320,461
Total Investments	$742,094	$2,836,456,235	—	$2,837,198,329

Western Asset SMASh Series M Fund 2020 Semi-Annual Report	28

Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$4,245,571	—	—	$4,245,571
Centrally Cleared Interest Rate Swaps	—	$31,188,616	—	31,188,616
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	4,609,704	—	4,609,704
Total Other Financial Instruments	$4,245,571	$35,798,320	—	$40,043,891
Total	$4,987,665	$2,872,254,555	—	$2,877,242,220

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$8,226,344	—	—	$8,226,344
Futures Contracts	39,130,245	—	—	39,130,245
Centrally Cleared Interest Rate Swaps	—	$333,190	—	333,190
Total	$47,356,589	$333,190	—	$47,689,779

†	See Schedule of Investments for additional detailed categorizations.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c)Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is

29	Western Asset SMASh Series M Fund 2020 Semi-Annual Report

exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to

Western Asset SMASh Series M Fund 2020 Semi-Annual Report	30

Notes to financial statements (unaudited) (cont’d)

interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of August 31, 2020, the total notional value of all credit default swaps to sell protection was $201,223,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended August 31, 2020,

see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally

31	Western Asset SMASh Series M Fund 2020 Semi-Annual Report

receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Western Asset SMASh Series M Fund 2020 Semi-Annual Report	32

Notes to financial statements (unaudited) (cont’d)

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid. Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of

33	Western Asset SMASh Series M Fund 2020 Semi-Annual Report

unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(j) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

Western Asset SMASh Series M Fund 2020 Semi-Annual Report	34

Notes to financial statements (unaudited) (cont’d)

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(k) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(l) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the

35	Western Asset SMASh Series M Fund 2020 Semi-Annual Report

seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of August 31, 2020, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest

Western Asset SMASh Series M Fund 2020 Semi-Annual Report	36

Notes to financial statements (unaudited) (cont’d)

income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. As of July 31, 2020, LMPFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Prior to July 31, 2020, LMPFA, Western Asset and Western Asset London were wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, Legg Mason is a subsidiary of Franklin Resources.

LMPFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight

37	Western Asset SMASh Series M Fund 2020 Semi-Annual Report

services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

During the six months ended August 31, 2020, fees waived and/or expenses reimbursed amounted to $330,665.

As of July 31, 2020, Legg Mason Investor Services, LLC (“LMIS”) is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources and serves as the Fund’s sole and exclusive distributor. Prior to July 31, 2020, LMIS was a wholly-owned broker-dealer subsidiary of Legg Mason.

As of July 31, 2020, all officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust. Prior to July 31, 2020, all officers and one Trustee of the Trust were employees of Legg Mason and did not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$73,331,512	$5,211,683,293
Sales	148,529,957	5,666,977,510

At August 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$2,712,456,250	$148,226,926	$(23,484,847)	$124,742,079
Written options	(7,014,555)	1,927,383	(3,139,172)	(1,211,789)
Futures contracts	—	4,245,571	(39,130,245)	(34,884,674)
Swap contracts	(1,505,515)	35,798,320	(333,190)	35,465,130

Western Asset SMASh Series M Fund 2020 Semi-Annual Report	38

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2020.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$ 742,094	$129	$742,223
Futures contracts[3]	4,245,571	—	4,245,571
Centrally cleared swap contracts[4]	31,188,616	4,609,704	35,798,320
Total	$36,176,281	$4,609,833	$40,786,114
LIABILITY DERIVATIVES[1]
			Interest Rate Risk
Written options			$8,226,344
Futures contracts[3]			39,130,245
Centrally cleared swap contracts[4]			333,190
Total			$47,689,779

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2020.

The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(14,170,713)	$(91,250)	$(14,261,963)
Written options	73,584,394	—	73,584,394
Futures contracts	191,930,563	—	191,930,563
Swap contracts	(223,623,851)	584,976	(223,038,875)
Total	$27,720,393	$493,726	$28,214,119

39	Western Asset SMASh Series M Fund 2020 Semi-Annual Report

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$2,119,621	$(34,871)	$2,084,750
Written options	20,815,246	—	20,815,246
Futures contracts	(107,799,964)	—	(107,799,964)
Swap contracts	139,591,107	4,952,919	144,544,026
Total	$54,726,010	$4,918,048	$59,644,058

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in the Statement of Operations.

During the six months ended August 31, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$1,653,550
Written options	12,093,310
Futures contracts (to buy)	8,274,907,458
Futures contracts (to sell)	5,146,910,337
Average Notional Balance
Interest rate swap contracts	$4,545,895,000
Credit default swap contracts (to sell protection)	178,393,571

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of August 31, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of America N.A.	$129	—	$129	—	$129

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Shares of beneficial interest

At August 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Western Asset SMASh Series M Fund 2020 Semi-Annual Report	40

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2020	Year Ended February 29, 2020
Shares sold	48,537,106	112,900,989
Shares repurchased	(116,151,533)	(38,327,448)
Net increase (decrease)	(67,614,427)	74,573,541

6. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. For the six months ended August 31, 2020, the Fund incurred a commitment fee in the amount of $21,910. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2020.

7. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s

41	Western Asset SMASh Series M Fund 2020 Semi-Annual Report

transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset SMASh M Fund 2020 Semi-Annual Report	42

Board approval of new management and

new subadvisory agreements (unaudited)

On February 18, 2020, Franklin Resources, Inc., a global investment management organization operating, together with its subsidiaries, as Franklin Templeton (“Franklin Templeton”), and Legg Mason, Inc. (“Legg Mason”) announced that they entered into a definitive agreement (the “Transaction Agreement”) for Franklin Templeton to acquire Legg Mason in an all-cash transaction (the “Transaction”). The Transaction closed on July 31, 2020. As part of this transaction, the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the Fund’s subadvisers, Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited in London (“WAML” and together with Western Asset, the “Subadvisers,” and, collectively with the Manager, the “Advisers”), each a wholly owned subsidiary of Legg Mason, became wholly owned subsidiaries of Franklin Templeton. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction resulted in the automatic termination of the Fund’s management agreement with the Manager that was in place prior to the closing of the Transaction (the “Existing Management Agreement”) and the sub-advisory agreements between the Manager and Western Asset and between Western Asset and WAML that were in place prior to the closing of the Transaction (the “Existing Sub-advisory Agreements,” and collectively, the “Existing Agreements”).

At a meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on April 14, 2020,1 the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the 1940 Act, approved a new management agreement (the “New Management Agreement”) between the Trust and the Manager with respect to Western Asset SMASh Series M Fund (the “Fund”), a series of the Trust, and new sub-advisory agreements (the “New Sub-Advisory Agreements,” and collectively, the “New Agreements”) between the Manager and Western Asset and between Western Asset and WAML with respect to the Fund. The Board also authorized the Fund’s officers to submit the New Agreements to Fund shareholders for their approval. Fund shareholders were sent notice of the shareholder meeting and a proxy statement in April, 2020. Shareholders of the Fund have approved the New Agreements.

Background

On March 9, 2020, during a telephonic meeting, members of the Board discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment

[1]

This meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

43	Western Asset SMASh Series M Fund

autonomy of the investment advisory businesses conducted by the Subadvisers and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

On April 8, 2020, the Independent Trustees met with representatives of Legg Mason to discuss the Transaction and the New Agreements. In addition, the Independent Trustees met separately, with the assistance of their independent legal counsel, to discuss and evaluate the information provided and to consider what additional information was desired.

The Independent Trustees considered, among other things, whether it would be in the best interests of the Fund and its respective shareholders to approve the New Agreements, and the anticipated impacts of the Transaction on the Fund and its shareholders. To assist the Board in its consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, and Franklin Templeton and Legg Mason provided materials and information about the Transaction.

Before or during the April 14, 2020 meeting, the Board sought additional information as it deemed necessary and appropriate. In connection with the Board’s consideration of the New Agreements, the Independent Trustees worked with their independent legal counsel to prepare requests for information that were submitted to Franklin Templeton and Legg Mason. The Board requested information relevant to the consideration of the New Agreements, distribution arrangements, and other anticipated impacts of the Transaction on the Fund and its shareholders. Franklin Templeton and Legg Mason provided documents and information in response to the request for information. Following their review of this information, the Independent Trustees submitted supplemental due diligence requests for additional information to Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to this supplemental diligence request, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in a portion of the meeting and addressed various questions raised by the Board.

At the April 14, 2020 meeting, representatives of Legg Mason (including representatives of the Advisers) and Franklin Templeton made presentations to, and responded to questions from, the Board. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive session with their counsel to consider the New Agreements.

The Board’s evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Existing Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

Western Asset SMASh Series M Fund	44

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

Among other things, the Board considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton informed the Board of its intent to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason informed the Board that, following the Transaction, there would not be any expected diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and represented that there were not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)

that Franklin Templeton and Legg Mason informed the Board regarding transition plans, including Legg Mason’s provision of retention incentives for certain Legg Mason corporate personnel prior to the closing of the Transaction, and Franklin Templeton’s provision of long-term retention mechanisms for certain personnel following the closing;

(v)	that no changes to the Fund’s custodian or other service providers were expected as a result of the Transaction;

(vi)

that Franklin Templeton informed the Board that it had no present intention to alter currently effective expense waivers and reimbursements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(vii)	that Franklin Templeton did not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction;

(viii)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(ix)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expense ratios by spreading expenses over a larger asset base;

(x)	that Franklin Templeton and Legg Mason would each derive benefits from the Transaction and that, as a result, they had financial interests in the matters that were being considered;

45	Western Asset SMASh Series M Fund

(xi)	the fact that the Fund’s fees and expenses would remain the same and would not be increased by virtue of the New Agreements;

(xii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Existing Agreement except for their respective dates of execution, effectiveness and termination;

(xiii)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

(xiv)

that the Existing Agreements were the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years, and that within the past year the Board had performed a full review of and approved the Existing Agreements as required by the 1940 Act and had determined in the exercise of the Board’s business judgment that each Adviser had the capabilities, resources and personnel necessary to provide the services provided to the Fund, and that the fee and expense structure for the Fund represented reasonable compensation to the applicable Adviser in light of the services provided, the costs to the Adviser of providing those services, and such other matters as the Trustees considered relevant in the exercise of their business judgment;

(xv)	that the Existing Agreements were considered and approved in November 2019;

(xvi)

that the Fund would not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement; and

(xvii)

that under the Transaction Agreement Franklin Templeton acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the 1940 Act, and that, in furtherance of the foregoing, Franklin Templeton represented to the Trustees that it would conduct its business such that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the 1940 Act) of any investment adviser for a Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the 1940 Act, including any interpretations or no-action letters of the Securities and Exchange Commission) on the Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

Western Asset SMASh Series M Fund	46

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

The information provided and presentations made to the Board encompassed the Fund and all other funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions rendered by the Manager, both of which functions are encompassed by the New Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the New Sub-Advisory Agreements.

Board approval of the New Agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed approval of the New Management Agreement and the New Sub-Advisory Agreements. The Independent Trustees also reviewed the proposed approval of the New Management Agreement and the New Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the New Management Agreement and each New Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In their deliberations, the Trustees considered information received in connection with the most recent Board approval/continuation of each Existing Agreement in addition to information provided by Franklin Templeton and Legg Mason in connection with their evaluation of the terms and conditions of the New Agreements. In connection with the most recent approval/continuation of each Existing Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

After considering all of the factors and information, and in the exercise of its business judgment, the Board, including the Independent Trustees, concluded that the New Agreements were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders and approved the New Agreements and recommended that shareholders approve the New Agreements.

Nature, extent and quality of the services under the New Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Existing Agreements. In evaluating the nature, quality and extent of the services to be provided by the Advisers under the New Agreements, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of each Adviser, and that Franklin Templeton and Legg Mason advised the Boards that, following the Transaction, no diminution in the nature, quality and extent of services

47	Western Asset SMASh Series M Fund

provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, were expected, and that no changes in portfolio management personnel as a result of the Transaction were expected. The Board has received information at regular meetings throughout the past year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and took that information into account in its evaluation of the New Agreements. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

The Board considered information provided by Franklin Templeton regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition.

The Board also reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial resources of Legg Mason and Franklin Templeton and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

Western Asset SMASh Series M Fund	48

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. In considering the Fund’s performance, the Board took into account that the Fund is offered only to participants in separately managed account programs who pay costs and expenses, including fees for advice and portfolio execution, at the level of such programs rather than at the Fund level. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as global income funds by Lipper, showed, among other data, that the Fund’s performance for the 1-year period ended December 31, 2019 was below the median and its performance for the 3-, 5- and 10-year periods ended December 31, 2019 was above the median.

Based on their review of the materials provided and the assurances received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by each Adviser and that the Transaction was not expected to have an adverse effect on the ability of the Manager and Subadvisers to provide those services, and the Board concluded that, overall, the nature, extent and quality of services expected to be provided, including performance, under the New Agreements were sufficient for approval.

Management fees and expense ratios

The Board noted that the Fund does not pay a management fee. The Board also recognized that the Manager had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses. The Board considered that this arrangement is expected to continue through December 2021. In addition, the Board recognized that shareholders of the Fund are participants in separately managed account programs and pay fees to the program sponsors for the costs and expenses of the program, including fees for advice and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to the investment strategy managed or advised by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for

49	Western Asset SMASh Series M Fund

managing or advising those assets, including assets that may be invested in the Fund. In certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s account.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the expense structure for the Fund was reasonable in light of the nature, extent and quality of the services to be provided to the Fund under the New Agreements.

Profitability and economies of scale

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The Board considered that the Fund does not pay a contractual management fee, and it recognized that the Manager had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses.

The Board received and considered information concerning whether the Advisers realize economies of scale as the Fund’s assets grow. In conjunction with their most recent or prior deliberations concerning the Existing Agreements, the Board considered, among other things, that the Fund pays no management fees to the Manager. The Board also noted that the Manager has agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses.

The Board noted that Franklin Templeton and Legg Mason are expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the Fund resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the Advisers’ profitability from their relationship with the Fund, nor to quantify at this time any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

The Board determined that the fee and expense structure for the Fund was reasonable.

Other benefits to the Manager and the Subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

Westren Asset SMASh Series M Fund	50

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received are reasonable. In evaluating the fall-out benefits to be received by the Manager and Subadvisers under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Existing Agreements.

The Board considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities.

51	Western Asset SMASh Series M Fund

Additional shareholder information (unaudited)

Results of special meeting of shareholders

On July 14, 2020 a special meeting of shareholders was held for the following purposes: 1) to approve a new management agreement between the Fund and its investment manager; and 2) to approve a new subadvisory agreement with respect to each of the Fund’s subadvisers. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of shareholders. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC	2,735,378,827.670	760,428.331	1,376,866.450	0
To Approve a New Subadvisory Agreement with Western Asset Management Company, LLC	2,735,363,537.558	844,979.117	1,307,605.775	0
To Approve a New Subadvisory Agreement with Western Asset Management Company Limited	2,735,479,005.842	763,398.558	1,273,718.051	0

Western Asset SMASh Series M Fund	52

Western Asset

SMASh Series M Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset SMASh Series M Fund

The Fund is a separate investment series of Legg Mason Partners Institu-tional Trust, a Maryland statutory trust.

Western Asset SMASh Series M Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/smashfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series M Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/smashfunds

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE ANNUAL REPORT

www.leggmason.com/smashfunds

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04235 10/20 SR20-3995

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 26, 2020